Accounts Receivable	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Accounts Receivable	4 - ACCOUNTS RECEIVABLE
	March 31, 2014	March 31, 2013
	$	$
Trade accounts receivable	118,079	171,612
Allowance for doubtful accounts	-	(29,465)
Travel advances	-	11,898
Other	5,590	426
	123,669	154,471